Taxation	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Taxation	Taxation
30.1. Income taxes
Income tax expense recognized in the consolidated statement of profit or loss
The major components of income tax expense recognized in the consolidated statement of profit or loss for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in €‘000)	2024	2023	2022
Current income tax expense
Current income tax expense for the year	(857)	(927)	(1,058)
Adjustments in respect of current income tax of previous years	(15)	(34)	(64)
Total current tax expense	(872)	(961)	(1,122)
Deferred tax expense
Origination and reversal of temporary differences and tax losses	9,726	11,609	16,950
(De)recognition of deferred tax assets	(7,160)	(11,152)	(16,464)
Total deferred tax expense	2,566	457	486
Income tax expense	1,694	(504)	(636)
Reconciliation of effective tax rate
The following table provides a reconciliation of the statutory income tax rate with the average effective income tax rate in the consolidated statement of profit or loss for the years ended December 31, 2024, 2023 and 2022:

	2024		2023		2022
	(in €‘000)	%	(in €‘000)	%	(in €‘000)	%
Effective tax reconciliation
Loss before income tax	(46,309)		(109,778)		(304,656)
Income tax at statutory tax rate of the Netherlands	11,948	(25.8)	28,323	(25.8)	78,601	(25.8)
Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions	308	(0.7)	31	—	165	(0.1)
Non-taxable income	7,112	(15.4)	96	(0.1)	7,987	(2.6)
Non-deductible expenses	(1,232)	2.7	(8,387)	7.6	(68,372)	22.4
Temporary differences for which no deferred tax is recognized	(8,894)	19.2	(9,305)	8.5	(2,412)	0.8
Adjustments previous year	(575)	1.2	(34)	—	(64)	—
(De)recognition of (un)recognized deferred tax assets	(7,160)	15.5	(11,152)	10.2	(16,464)	5.4
Other	187	(0.4)	(76)	0.1	(77)	—
Effective tax (rate)	1,694	(3.7)	(504)	0.5	(636)	0.2
Uncertain tax positions
Liabilities for uncertain tax positions are recognized if and to the extent it is probable that additional taxes will become due. Our assessments are based on our best estimate of how the tax authorities concerned are likely to evaluate and respond to the cases in question, taking into account expert advice. Uncertain tax positions for which liabilities have been recorded, mainly relate to international transfer pricing and tax deductibility of expenses.
30.2. Deferred taxes
Deferred tax assets and liabilities

(in €‘000)	2024	2023
Deferred tax assets	807	523
Deferred tax liabilities	(1,549)	(2,184)
Balance at January 1	(742)	(1,661)
Movements in deferred tax
Recognition of losses	1,551	257
Acquisitions / Divestments	—	—
Movements of temporary differences	114	662
Recognition of tax credits	—	—
Balance at December 31	923	(742)
Deferred tax assets	1,563	807
Deferred tax liabilities	(640)	(1,549)
Balance at December 31	923	(742)
Origination of deferred tax assets and liabilities
The following table provides the origination of deferred tax assets and liabilities during the years ended December 31, 2024 and 2023 and where those movements have been recorded: the consolidated statement of profit or loss (“profit or loss”) or directly in equity or other comprehensive income (OCI).

			Recognized in
(in €‘000)	Net balance January 1	Acquisitions / divestments	Profit or loss	Equity / OCI	Net balance December 31	DTA	DTL
Movements in 2023
Property, plant and equipment	526	—	(741)	—	(215)	—	(215)
Intangible assets	(1,782)	—	(10)	—	(1,792)	—	(1,792)
Right-of-use assets	(12,085)	—	(8,802)	—	(20,887)	—	(20,887)
Trade and other receivables	449	—	164	—	613	628	(15)
Inventories	—	—	—	—	—	—	—
Non-current lease liabilities	9,315	—	8,468	—	17,783	20,114	(2,331)
Current lease liabilities	1,834	—	1,287	—	3,121	3,121	—
Provisions	107	—	15	1	123	123	—
Trade and other payables	368	—	(181)	—	187	187	—
Investments in equity securities	(970)	—	—	461	(509)	—	(509)
Net operating losses	577	—	257	—	834	834	—
Interest carry forward	—	—	—	—	—	—	—
Total	(1,661)	—	457	462	(742)	25,007	(25,749)

Set-off of deferred tax balances pursuant to set-off provisions*						(24,200)	24,200
Net deferred tax balances at December 31, 2023						807	(1,549)

Movements in 2024
Property, plant and equipment	(215)	—	(670)	—	(885)	—	(885)
Intangible assets	(1,792)	—	1,792	—	—	—	—
Right-of-use assets	(20,887)	—	(6,907)	—	(27,794)	—	(27,794)
Trade and other receivables	613	—	(4,044)	—	(3,431)	615	(4,046)
Inventories	—	—	—	—	—	—	—
Non-current lease liabilities	17,783	—	7,137	—	24,920	27,508	(2,588)
Current lease liabilities	3,121	—	319	—	3,440	3,440	—
Provisions	123	—	6	10	139	139	—
Trade and other payables	187	—	3,382	—	3,569	3,569	—
Investments in equity securities	(509)	—	—	(911)	(1,420)	—	(1,420)
Net operating losses	834	—	1,551	—	2,385	2,385	—
Interest carry forward	—	—	—	—	—	—	—
Total	(742)	—	2,566	(901)	923	37,656	(36,733)

Set-off of deferred tax balances pursuant to set-off provisions*						(36,093)	36,093
Net deferred tax balances at December 31, 2024						1,563	(640)
* The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction if permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.
Unrecognized deferred tax assets

(in €‘000)	December 31, 2024	December 31, 2023
Tax losses	245,837	234,538
Deductible temporary differences	48,499	30,121
Tax credits	—	—
Interest carry forward	76,377	60,249
Total	370,713	324,908
Potential tax benefit	96,915	84,793
Interest carry forwards do not expire.
Estimates and assumptions
Refer to Note 2.7.22 for details on estimates and assumptions made with respect to the recognition of deferred tax assets.
Changes to the Dutch corporate income tax law
As per January 1, 2022 changes to the Dutch corporate income tax law have been enacted and become effective. These changes have resulted in the following:
•The carry back period remains one year.
•Unused tax losses available for carry forward do not longer have an expiry date.
•The amount of unused tax losses available for carry forward without an expiry date has been maximized to 50% of taxable profits for the year in excess of € 1 million.
•The revised carry forward period applies to all tax losses arising as of January 1, 2022 and to unused tax losses available for carry forward as of that date to the extent that these tax losses have arisen in fiscal years that commenced on or after January 1, 2013.
The 2024 corporate income tax rate remains 25.8% (2023 & 2022: 25.8%), for taxable income above €200 thousand (2023: €200 thousand; 2022: €395 thousand). The corporate income tax rate for taxable income up to €200 thousand (2023: €200 thousand, 2022: €395 thousand) remains 19.0% (2023: 19.0% and 2022: 15.0%). The relevant deferred tax balances have been valued at the current corporate income tax rate.
Expiration year of loss carryforwards
As at December 31, 2024, the Group had unused tax losses available for carryforward for an amount of €245,837 thousand (December 31, 2023: €234,538 thousand) as unrecognized losses and for an amount of €8,777 thousand (December 31, 2023: €2,616 thousand) as recognized losses, in total €254,614 thousand (December 31, 2023: €237,155 thousand). These unused tax losses do not have an expiry date for all periods presented.
30.3. Fiscal unity for Dutch corporate income tax purposes
As of June 1, 2018, Allego Holding and its Dutch wholly-owned subsidiaries formed a fiscal unity with Madeleine — Allego Holding’s then immediate parent entity — and Opera Charging B.V. (“Opera”—parent entity of Madeleine) for Dutch corporate income tax purposes. The completion of the SPAC Transaction has resulted in the exclusion of Allego Holding B.V. and the Dutch wholly-owned subsidiaries from the fiscal unity headed by Opera.
During the year ended December 31, 2022, the Group has prepared and filed a request with the Dutch Tax Authorities (“DTA”) for upfront certainty regarding the consequences of the exclusion from the fiscal unity.
The Group submitted the request to the DTA on July 28, 2021. The Group has reached an agreement with the DTA on January 18, 2022 on this request. The agreement with the Dutch Tax Authorities mitigates potential discussions on the various tax topics that have been agreed upon. Additionally, the agreement provides the Group with tax certainty regarding the dissolution of the fiscal unity for Dutch corporate income tax purposes headed by Opera and the related Dutch corporate income tax considerations for the year ended December 31, 2018 up to and including the year ended December 31, 2021 and fiscal year 2022 until the moment of exclusion from the fiscal unity.
Following the Business Combination consummated on March 16, 2022, Allego N.V. (being the parent company) formed a new fiscal unity with Allego Holding BV, Allego BV, Allego Employment and Allego Innovations BV for Dutch corporate income tax purposes.